Income Taxes (Details)	Dec. 31, 2017 USD ($)
Deferred Tax Assets:
Net operating loss carryforward (at 21%)	$ 590
Total deferred tax assets	590
Valuation allowance	(590)
Deferred tax asset, net of valuation allowance